Consolidated Quarterly Sales and Earning (Losses) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,383.5	$ 1,464.8	$ 1,331.3	$ 1,404.5	$ 1,369.8	$ 1,423.1	$ 1,463.5	$ 1,538.4	$ 1,508.7	$ 5,570.4	$ 5,933.7	$ 6,468.0
Operating profit (loss)	(35.3)	63.0	25.9	13.7	33.2	(176.9)	(12.0)	56.7	4.1	135.8	(128.1)	(201.3)
Net income (loss) attributable to AK Holding	(86.1)	35.2	(31.7)	(40.4)	(9.9)	(230.4)	(60.9)	(724.2)	(11.8)	(46.8)	(1,027.3)	(155.6)
Basic and diluted earnings (loss) per share (in dollars per share)	$ (0.63)	$ 0.26	$ (0.23)	$ (0.30)	$ (0.07)	$ (1.89)	$ (0.55)	$ (6.55)	$ (0.11)	$ (0.34)	$ (9.06)	$ (1.41)
Pension corridor charges						157.3				0	157.3	268.1
Increase in deferred tax asset valuation allowance	$ 31.7				$ 1.1			$ 736.0